Stock Options, Stock Purchase Plan And Warrants - Roll Forward of Non-Vested Stock Options Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Nonvested, Beginning balance	1,702,378
Number of Options, Granted	416,000	1,298,000	519,000
Number of Options, Vested	(573,588)
Number of Options, Forfeited	(24,165)
Number of Options, Nonvested, Ending balance	1,520,625	1,702,378
Weighted average grant date fair value, Nonvested, Beginning balance	$ 0.71
Weighted average grant date fair value, Granted	$ 1.20
Weighted average grant date fair value, Vested	$ 0.63
Weighted average grant date fair value, Forfeited	$ 0.57
Weighted average grant date fair value, Nonvested, Ending balance	$ 1.02	$ 0.71